Employee Benefits - Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ (552)
Decrease in assumption	$ 607
Actuarial assumption of price inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 211
Decrease in assumption	$ (214)
Future Salary Increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 36
Decrease in assumption	$ (33)
Medical Cost Trend Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	1.00%
Increase in assumption	$ 38
Decrease in assumption	$ (33)
Longevity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	One year
Increase in assumption	$ 283
Decrease in assumption	$ (280)